General information and significant event of the year	12 Months Ended
Dec. 31, 2022
General information and significant event of the year
General information and significant event of the year

1  General information and significant event of the year

1.1 General Information

Corporación América Airports S.A. (the “Company” or “CAAP”) is a holding company primarily engaged through its operating subsidiaries in the acquisition, development and operation of airport concessions. The Company and its operating subsidiaries are collectively referred to hereinafter as the “Group”.

The Company’s shares trade on the New York Stock Exchange (“NYSE”) under the symbol “CAAP”.

The Company was formed as a private limited liability company under the laws of the Grand Duchy of Luxembourg on December 14, 2012. The Company is ultimately controlled by Southern Cone Foundation (“SCF”), a foundation organized under the laws of the Principality of Liechtenstein. The address of its registered office is in Vaduz.

The Company´s registered office address is 128, Boulevard de la Pétrusse, Luxembourg.

The Group currently has operations in Argentina, Brazil, Uruguay, Armenia, Italy, and Ecuador.

The fiscal year begins on January 1 and ends on December 31.

These Consolidated Financial Statements have been approved for issuance by the Board of Directors on March 22, 2023.

1.2  Significant event of the year

1.2.1  Conflict between Russia and Ukraine

Russia´s war against neighboring Ukraine continues to disrupt international travel from and to Russia and Ukraine and other destinations as the flights to Russia have been banned by Western countries and by the European Union, Russia has closed its skies for carriers registered in Western countries and carriers avoid overflying the war zone. It is likely that this war will continue to disrupt supply chains, cause instability in the global economy and disrupt international travel to/from airports operated by the Company, in particular those located in Europe.

In addition, following Russia’s invasion of Ukraine, sanctions have been implemented against Russia, including, among others, travel bans and asset freezes impacting businesses, financial organizations and individuals of Russian origin some of which have been tightened as the war intensified. Wider sanctions and other actions could be imposed if the conflict further escalates.

During 2022, there has been an increase in traffic in Armenia above internal projections and the traffic in Italy has not been affected by the conflict. Moreover, there has been an increase in the costs of raw materials and expenses for utilities, being caused mainly by the conflict. Considering the uncertainty of the extension of the war and the additional measures and sanctions that could be imposed, the full extent by which the war will impact the Company’s business, results of operations, financial position and liquidity is unknown. The Company is closely monitoring the situation.

1.2.2  Covid-19 pandemic

Although Covid-19 virus continues to have an impact in the global economy and in particular in the aviation industry during 2020 and 2021, there was an increase in traffic across all countries in 2022 compared with previous years as travel restrictions have been lifted mainly during the second semester of 2021 and continued during 2022.

In 2022, CAAP passenger traffic increased 83.7% compared to 2021 with 65.6 million passengers served (35.7 million passengers served in 2021). Subsequently, CAAP passenger traffic during 2022 has increased in line with the recovery of the aviation industry.

1.2.3  CAAP - Preferred bidder to operate Abuja and Kano airports in Nigeria

In October 2022, a consortium formed by CAAP, Mota-Engil, Engenharia e Construção África S.A., and Mota-Engil Nigeria Limited (the “Consortium”), of which the Company will hold a 51% stake, has been declared by the Federal Government of Nigeria as the preferred bidder for the Abuja and Kano airports and cargo terminals concessions. This step initiates the process during which the Consortium and the Federal Ministry of Aviation and the Federal Airports Authority of Nigeria will together revise and negotiate the final terms and conditions of the concession agreements.